Risk and sensitivity analysis - Change in Local Currency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	(50000000.00%)	(50000000.00%)
Reasonably possible increase in assumption (as a percent)	100000000.00%	100000000.00%
Currency risk
Risk and sensitivity analysis
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	$ 123	$ 102
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(111)	(92)
Increase (decrease) in equity due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	747	624
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	$ (676)	$ (565)
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%